Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 932	$ 782
Amounts subject to an enforceable netting arrangement	(932)	(782)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(932)	782
Amounts subject to an enforceable netting arrangement	932	$ 782
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position